SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of depreciation rates for property and equipment
%

Computers, software and electronic equipment	33
Furniture and office equipment	7

Schedule of computation of basic and diluted losses per share
	Year ended December 31,
	2024	2023	2022

Numerator:
Net loss applicable to shareholders of ordinary shares	$(14,588)	$(9,344)	$(8,792)

Denominator:
Shares of Ordinary Share and restricted shares used in computing basic and diluted net loss per share (*)	453,544	148,013	138,548
Net loss per share of ordinary share, basic and diluted	$(32.16)	$(63.13)	$(63.46)

(*) All share amounts have been retroactively adjusted to reflect a 1-for-24 reverse share split (Note 1c).